CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY - ARS ($) $ in Thousands	Total	Appropriation as per Board of Directors’ Resolution of May 2, 2023:	Appropriation as per Board of Directors’ Resolution of June 23, 2023:	Appropriation as per Board of Directors’ Resolution of December 27, 2022:	Shareholders’ equity attributable to owners of the parent company	Shareholders’ equity attributable to owners of the parent company Appropriation as per Board of Directors’ Resolution of May 2, 2023:	Shareholders’ equity attributable to owners of the parent company Appropriation as per Board of Directors’ Resolution of June 23, 2023:	Shareholders’ equity attributable to owners of the parent company Appropriation as per Board of Directors’ Resolution of December 27, 2022:	Capital stock	Treasury shares	Capital adjustments	Treasury shares adjustments	Share premium	Treasury shares premium	Treasury shares trading premium	Merger premium	Cost of treasury shares	Share-based payment plans	Legal reserve	Environmental reserve	Optional Reserve for Future Dividends	Optional Reserve for Future Dividends Appropriation as per Board of Directors’ Resolution of May 2, 2023:	Optional Reserve for Future Dividends Appropriation as per Board of Directors’ Resolution of June 23, 2023:	Optional Reserve for Future Dividends Appropriation as per Board of Directors’ Resolution of December 27, 2022:	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2020	$ 415,602,543				$ 413,119,265				$ 59,603	$ 0	$ 43,936,999	$ 0	$ 79,442,907	$ 0		$ 14,350,655	$ 0	$ 0	$ 8,799,320	$ 68,686	$ 162,529,603				$ 103,931,492	$ 2,483,278
Appropriation as per Annual Shareholders’ Meeting held
Acquisition of treasury stock	(14,481,082)				(14,481,082)				(860)	860	(633,677)	633,677	(10,702,610)	10,702,611			(14,481,083)
Share-based payment plans	241,856				241,856													241,856
Optional reserve																					103,931,491				(103,931,491)
Net income for the year	38,483,507				39,949,661																				39,949,661	(1,466,154)
Ending balance at Dec. 31, 2021	439,846,824				438,829,700				58,743	860	43,303,322	633,677	68,740,297	10,702,611	$ 0	14,350,655	(14,481,083)	241,856	8,799,320	68,686	266,461,094				39,949,662	1,017,124
Appropriation as per Annual Shareholders’ Meeting held
Acquisition of treasury stock	(5,597,532)				(5,597,532)				(389)	389	(287,043)	287,043	(4,847,997)	4,847,997			(5,597,532)
Share-based payment plans	197,241				197,241													197,241
Granting of share-based payment plans	0								5	(5)	3,710	(3,710)	62,680	(62,680)	43,080		39,841	(82,921)
Optional reserve	0																				39,949,662				(39,949,662)
Payment of dividends		$ (25,380,007)	$ (42,725,459)	$ (10,899,268)		$ (25,380,007)	$ (42,725,459)	$ (10,899,268)														$ (25,380,007)	$ (42,725,459)	$ (10,899,268)
Net income for the year	5,626,755				6,037,186																				6,037,186	(410,431)
Ending balance at Dec. 31, 2022	361,068,554				360,461,861				58,359	1,244	43,019,989	917,010	63,954,980	15,487,928	43,080	14,350,655	(20,038,774)	356,176	8,799,320	68,686	227,406,022				6,037,186	606,693
Appropriation as per Annual Shareholders’ Meeting held
Share-based payment plans	395,927				395,927													395,927
Granting of share-based payment plans	0								9	(9)	6,440	(6,440)	108,773	(108,773)	115,757		66,615	(182,372)
Optional reserve	0																				6,037,186				(6,037,186)
Capital reduction	0								(19)	(1,235)	(14,081)	(910,570)	(237,815)	(15,379,155)			19,972,159								(3,429,284)
Payment of dividends		$ (48,610,174)	$ (28,313,295)			$ (48,610,174)	$ (28,313,295)															$ (48,610,174)	$ (28,313,295)
Net income for the year	9,680,523				10,305,179																				10,305,179	(624,656)
Ending balance at Dec. 31, 2023	$ 294,221,535				$ 294,239,498				$ 58,349	$ 0	$ 43,012,348	$ 0	$ 63,825,938	$ 0	$ 158,837	$ 14,350,655	$ 0	$ 569,731	$ 8,799,320	$ 68,686	$ 156,519,739				$ 6,875,895	$ (17,963)